SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - Xtribe PLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Amortization of ROU asset	$ 20,663	$ 20,663	$ 41,326	$ 41,326
Interest on lease liabilities	986	1,040	2,056	2,172
Operating lease cost	15,270	15,408	30,751	33,884
Total lease cost	$ 36,919	$ 37,111	$ 74,133	$ 77,382
Weighted-average remaining lease terms - operating leases	6 years 6 months		7 years	8 years
Weighted-average remaining lease terms - operating leases	3.75%		3.75%	3.75%
Weighted-average remaining lease terms - finance leases	6 months		1 year	2 years
Weighted-average discount rate - finance leases		3.75%	3.75%	3.75%
Operating cash flows from operating leases	$ 15,113	$ 15,113	$ 30,227	$ 33,070
Finance cash flows from finance leases	6,717	6,717	13,434	13,434
Operating leases				11,319
Finance leases
Total lease cost	$ 36,919	$ 37,111	$ 74,133	$ 77,382